UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                                  FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 1999

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                                             [
] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  New Jersey Manufacturers Insurance Company
Address:  301 Sullivan Way
                 West Trenton, NJ  08628

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark R. Lynch
Title:  Assistant Vice President
Phone:  609-883-1300
Signature, Place, and Date of Signing:

Mark R. Lynch       West Trenton, NJ             February 11,
2000


Report Type  (Check only one.):

[ X ]       13F HOLDINGS REPORT.

[  ]       13F NOTICE.

[  ]       13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
]

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:     0

Form 13F Information Table Entry Total: 3462612

Form 13F Information Table Value Total:  170472

      VALUESHARES/SH/PUT/INVESTMTOTHER           VOTING
AUTHORITYNAME OF ISSUERTITLE OF
CLASSCUSIP(X$1000)PRN AMTPRNCAL
LDSCRETNMANAGERSSOLESHAREDNONE----------------------------------
----------------------------------------------------------------
--------------ABBOTT
LABSCOM0028241003631100000SHDEFINED10000000AMERICAN EXPRESS
CO.COM025816109731544000SHDEFINED4400000AMERICAN HOME PRODUCTS
CORPCOM0266091075888150000SHDEFINED15000000BANK ONE
CORPCOM06423A1035600175000SHDEFINED17500000BRISTOL-MYERS SQUIBB
COCOM1101221086419100000SHDEFINED10000000BURLINGTON NORTHERN
SANTA FECOM12189T104 2425100000SHDEFINED10000000CERIDIAN
CORPCOM15677T1064313200000SHDEFINED20000000CHEVRON
CORPCOM166751107597769000SHDEFINED6900000
CISCO SYS INCCOM17275R1025356 50000SHDEFINED5000000COMPUTER
SCIENCE CORPCOM2053631049462100000SHDEFINED10000000CONEXANT
SYSTEMSCOM207142100331950000SHDEFINED5000000E I DUPONT
DENEMOURS & COCOM26353410910540160000SHDEFINED16000000E M C
CORP
MASSCOM268648102546250000SHDEFINED5000000EXXONMOBILCOM30231G102
16565205612SHDEFINED20561200FED NAT MORTGAGE
ASSOCCOM3135861096244100000SHDEFINED10000000GTE
CORP.COM362320103515173000SHDEFINED7300000INTELCOM45814010020582
5000SHDEFINED2500000INT'L FLAVORS & FRAGRANCES,
INC.COM4595061013762100000SHDEFINED10000000MAY DEPT STORES
COCOM5777781036450200000SHDEFINED20000000PEPSICOCOM7134481087050
200000SHDEFINED20000000QWEST
COMMUNICATIONSCOM7491211096450150000SHDEFINED15000000RAYTHEON
COCOM7551111015312200000SHDEFINED20000000ROYAL DUTCH
PETROLEUMCOM78025780411386188000SHDEFINED18800000SEAGATE
TECHNOLOGYCOM811804103232850000SHDEFINED5000000SHERWIN-WILLIAMS
COCOM8243481064242202000SHDEFINED20200000SPRINT
(FON)COM8520611006731100000SHDEFINED10000000TEXACO
INCCOM881694103521496000SHDEFINED9600000WASHINGTON MUTUAL
INCCOM9393221035822225000SHDEFINED22500000